Significant transactions and events (Details)		9 Months Ended
	Jun. 08, 2022 EUR (€) D € / shares	Sep. 30, 2022 EUR (€) Option payment Milestone tranche € / shares shares	Jul. 01, 2022 EUR (€)
Significant transactions and events
First portion of total consideration transferred, amount		€ 1,560,000
Issuance and transfer of shares to former Frame shareholders | shares		810,242
Value of shares issued to former Frame shareholders		€ 11,040,000
Value of shares issued to former Frame shareholders		€ 7,198,000
Shares transferred | shares		858,496
Closing Share Price | € / shares		€ 13.63
Issuance and transfer of shares as consideration for discharging the contractual obligations for the outstanding advisory agreements | shares		48,254
Value of shares issued as consideration for discharging the contractual obligations for the outstanding advisory agreements		€ 657,000
Strike price for existing share-based payment		767,000
Cash payments		585,000
Consideration paid in cash for the settlement of the vested employee options		335,000
Additional cash consideration		€ 250,000
Contingent consideration, Percentage of total consideration		50.00%
Contingent consideration, Number of milestones | Milestone		2
Number of shares issued upon the achievement of the successful investigational new drug application filing | shares		194,647
Percentage of consideration transferred upon the achievement of the successful investigational new drug application filing		10.00%
Value of shares issued upon the achievement of the successful investigational new drug application filing		€ 32,000,000.0
Number of shares issued upon successful proof of mechanism in humans | shares		778,589
Percentage of consideration transferred upon successful proof of mechanism in humans		40.00%
Value of shares issued upon successful proof of mechanism in humans		€ 32,000,000.0
Contingent consideration, fair value		19,481,000
Value of aggregate consideration in shares		€ 7,198,000
Contingent Consideration, Maximum shares issuable | shares		973,236
RSUs issued to certain former employees | Option		89,655
Total fair value of the RSU grant		€ 1,218,000
Number of tranches for vesting of RSUs granted | tranche		3
Transactions costs		€ 500,000
Provisional fair value		6,216,000
Amount of fair value		11,697,000
Signing share price representing 10%		1,831,000
Signing share price representing 40%		5,367,000
Closing share price representing total fair value		7,198,000
Frame Pharmaceuticals B.v.Amsterdam Netherlands
Significant transactions and events
Revenues contributed to the consolidated result		0
Loss contributed to the consolidated result		600,000
Loss of combined entity as if combination occurred at beginning of period		3,000,000.0
Total purchase price	€ 32,000,000.0	€ 19,481,000
Net amount of discharging contractual obligations	€ 1,560,000
Signing Share Price, Number of trading days considered | D	60
Signing Share Price | € / shares	€ 16.44
Number of payments in which the total consideration is to be paid | payment		3
Contingent consideration, Number of payments considered | payment		2
First portion of total consideration transferred, percentage			50.00%
First portion of total consideration transferred, amount			€ 16,000,000.0
Value of shares issued as consideration for discharging the contractual obligations for the outstanding advisory agreements		€ 1,560,000
Cash payments		€ 585,000